ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - BACs issued and outstanding (Details) - shares	Mar. 31, 2021	Mar. 31, 2020
Capital Unit
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	82,874,653	82,926,053
Series Twenty [Member]
Capital Unit
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,828,200	3,828,200
Series Twenty One [Member]
Capital Unit
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,879,500	1,879,500
Series Twenty Two [Member]
Capital Unit
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,550,145	2,550,145
Series Twenty Three [Member]
Capital Unit
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,303,327	3,303,327
Series Twenty Four [Member]
Capital Unit
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,150,053	2,150,053
Series Twenty Five [Member]
Capital Unit
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,016,809	3,016,809
Series Twenty Six [Member]
Capital Unit
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,926,374	3,929,074
Series Twenty Seven [Member]
Capital Unit
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,431,350	2,431,350
Series Twenty Eight [Member]
Capital Unit
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,979,139	3,979,139
Series Twenty Nine [Member]
Capital Unit
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,911,725	3,923,225
Series Thirty [Member]
Capital Unit
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,621,200	2,621,200
Series Thirty One [Member]
Capital Unit
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,375,757	4,375,757
Series Thirty Two [Member]
Capital Unit
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,706,298	4,715,798
Series Thirty Three [Member]
Capital Unit
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,605,833	2,606,833
Series Thirty Four [Member]
Capital Unit
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,474,319	3,477,719
Series Thirty Five [Member]
Capital Unit
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,277,913	3,277,913
Series Thirty Six [Member]
Capital Unit
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,083,704	2,083,704
Series Thirty Seven [Member]
Capital Unit
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,489,100	2,489,100
Series Thirty Eight [Member]
Capital Unit
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,536,200	2,536,200
Series Thirty Nine [Member]
Capital Unit
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,288,351	2,288,351
Series Forty [Member]
Capital Unit
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,611,356	2,611,356
Series Forty One [Member]
Capital Unit
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,865,176	2,867,676
Series Forty Two [Member]
Capital Unit
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,706,362	2,716,362
Series Forty Three [Member]
Capital Unit
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,617,987	3,617,987
Series Forty Four [Member]
Capital Unit
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,682,873	2,687,173
Series Forty Five [Member]
Capital Unit
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	3,989,967	3,996,467
Series Forty Six [Member]
Capital Unit
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,965,635	2,965,635